UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

Return Stacked Bonds & Managed Futures ETF Tailored Shareholder Report

semi-annual Shareholder Report July 31, 2024 Return Stacked Bonds & Managed Futures ETF Ticker: RSBT (Listed on CBOE)

This semi-annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period January 31, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.returnstackedetfs.com. You can also request this information by contacting us at (844) 737-3001 or by sending an email request to info@returnstackedetfs.com.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$47	0.94%

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$90,987
Number of Holdings	28
Portfolio Turnover	41%

Security Type (% of net assets)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments, cash and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
iShares Core U.S. Aggregate Bond ETF	49.7
U.S. Treasury 5 Year Note Futures Contracts	0.5
Natural Gas Futures Contracts	0.2
U.S. Treasury Long Bonds Futures Contracts	0.1
FTSE 100 Index Futures Contracts	0.1
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.1
Gold Futures Contracts	0.1
Long Gilt Futures Contracts	0.0
Crude Oil Futures Contracts	0.0
Euro/US Dollar Cross Currency Rate Futures Contracts	0.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com.

Return Stacked Global Stocks & Bonds ETF Tailored Shareholder Report

semi-annual Shareholder Report July 31, 2024 Return Stacked Global Stocks & Bonds ETF Ticker: RSSB (Listed on CBOE)

This semi-annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period January 31, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.returnstackedetfs.com. You can also request this information by contacting us at (844) 737-3001 or by sending an email request to info@returnstackedetfs.com.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$17	0.35%

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$178,102
Number of Holdings	8
Portfolio Turnover	3%

Security Type (% of net assets)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2024)

Top Holdings	(% of net assets)
Vanguard Total Stock Market ETF	53.9
Vanguard Total International Stock ETF	34.9
U.S. Treasury Long Bonds Futures Contracts	0.5
U.S. Treasury 10 Year Notes Futures Contracts	0.5
U.S. Treasury 5 Year Note Futures Contracts	0.3
U.S. Treasury 2 Year Notes Futures Contracts	0.2
S&P 500 Index Futures Contracts	0.1

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com.

Return Stacked U.S. Stocks & Futures Yield ETF Tailored Shareholder Report

semi-annual Shareholder Report July 31, 2024 Return Stacked U.S. Stocks & Futures Yield ETF Ticker: RSSY (Listed on CBOE)

This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period May 28, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.returnstackedetfs.com. You can also request this information by contacting us at (844) 737-3001 or by sending an email request to info@returnstackedetfs.com.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$17	0.95%

The Fund commenced operations on May 28, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$148,634
Number of Holdings	28
Portfolio Turnover	14%

Security Type (% of net assets)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
iShares Core S&P 500 ETF	75.5
Long Gilt Futures Contracts	1.0
Canadian Dollar/US Dollar Cross Currency Rate Futures Contracts	0.4
Natural Gas Futures Contracts	0.2
Copper Futures Contracts	0.1
Brent Crude Oil Futures Contracts	0.1
S&P 500 Index Futures Contracts	0.1
Low Sulphur Gas Oil Futures Contracts	0.0
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.0
Euro STOXX 50 Quanto Index Futures Contracts	0.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com.

Return Stacked U.S. Stocks & Managed Futures ETF Tailored Shareholder Report

semi-annual Shareholder Report July 31, 2024 Return Stacked U.S. Stocks & Managed Futures ETF Ticker: RSST (Listed on CBOE)

This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period January 31, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.returnstackedetfs.com. You can also request this information by contacting us at (844) 737-3001 or by sending an email request to info@returnstackedetfs.com.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$47	0.95%

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$195,861
Number of Holdings	28
Portfolio Turnover	54%

Security Type (% of net assets)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
iShares Core S&P 500 ETF	74.3
U.S. Treasury 5 Year Note Futures Contracts	0.3
Natural Gas Futures Contracts	0.1
FTSE 100 Index Futures Contracts	0.1
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.1
Gold Futures Contracts	0.1
Long Gilt Futures Contracts	0.0
Crude Oil Futures Contracts	0.0
Euro/US Dollar Cross Currency Rate Futures Contracts	0.0
U.S. Treasury Long Bonds Futures Contracts	0.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements

July 31, 2024 (Unaudited)

Tidal Trust II

Return Stacked Bonds & Managed Futures ETF	| RSBT	| NYSE Arca, Inc
Return Stacked Global Stocks & Bonds ETF	| RSSB	| NYSE Arca, Inc
Return Stacked U.S. Stocks & Futures Yield ETF	| RSSY	| NYSE Arca, Inc
Return Stacked U.S. Stocks & Managed Futures ETF	| RSST	| NYSE Arca, Inc

Return Stacked ETFs

Consolidated Schedule of Investments	Return Stacked Bonds & Managed Futures ETF

July 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 49.7%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)	456,399	$45,233,705
TOTAL EXCHANGE TRADED FUNDS (Cost $43,663,942)		45,233,705

SHORT-TERM INVESTMENTS - 40.8%
Money Market Funds - 40.8%
First American Government Obligations Fund - Class X, 5.23% (b)	37,109,387	37,109,387
TOTAL SHORT-TERM INVESTMENTS (Cost $37,109,387)		37,109,387

TOTAL INVESTMENTS - 90.5% (Cost $80,773,329)		$82,343,092
Other Assets in Excess of Liabilities - 9.5%		8,643,992
TOTAL NET ASSETS - 100.0%		$90,987,084

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Consolidated Schedule of Futures Contracts	Return Stacked Bonds & Managed Futures ETF

July 31, 2024 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF & CFC had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	69	09/16/2024	$4,521,570	$(98,074)
British Pound/US Dollar Cross Currency Rate	138	09/16/2024	11,092,613	(50,317)
Crude Oil(a)	19	08/20/2024	1,480,290	12,223
Euro STOXX 50 Quanto Index (EUR)	60	09/20/2024	3,180,072	(43,628)
FTSE 100 Index (GBP)	99	09/20/2024	10,627,489	87,973
German Stock Index (EUR)	7	09/20/2024	3,523,368	(7,869)
Gold(a)	33	12/27/2024	8,160,900	60,503
Long Gilt (GBP)	24	09/26/2024	3,058,648	18,411
Nasdaq 100 Index	14	09/20/2024	5,461,470	(280,458)
Nikkei 225 Index	9	09/12/2024	1,741,500	(84,938)
S&P 500 Index	80	09/20/2024	22,232,000	(115,572)
S&P/Toronto Stock Exchange 60 Index (CAD)	23	09/19/2024	4,612,820	75,977
Silver(a)	5	09/26/2024	723,450	(60,743)
U.S. Treasury 5 Year Note	938	09/30/2024	101,201,406	465,406
U.S. Treasury Long Bonds	66	09/19/2024	7,971,562	93,588
				$72,482

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/US Dollar Cross Currency Rate	(59)	09/17/2024	$4,282,810	$(12,045)
Copper(a)	(2)	09/26/2024	208,825	618
Euro/US Dollar Cross Currency Rate	(120)	09/16/2024	16,275,000	8,666
Euro-Bund	(3)	09/06/2024	434,127	(3,816)
Japanese Yen/US Dollar Cross Currency Rate	(142)	09/16/2024	11,878,300	(730,859)
Low Sulphur Gas Oil(a)	(37)	09/12/2024	2,749,100	1,981
Natural Gas(a)	(92)	08/28/2024	1,873,120	148,037
NY Harbor ULSD(a)	(6)	08/30/2024	614,452	(3,481)
Reformulated Gasoline Blendstock	(1)	08/30/2024	102,585	(1,616)
U.S. Treasury 10 Year Notes	(352)	09/19/2024	39,358,000	(244,823)
U.S. Treasury 2 Year Notes	(96)	09/30/2024	19,715,250	573
				$(836,765)
Total Unrealized Appreciation (Depreciation)				$(764,283)

(a)	All or a portion of the investment is a holding of Return Stacked Cayman Subsidiary.

CAD – Canadian Dollar

EUR – EURO

GBP – Great British Pound

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Return Stacked Global Stocks & Bonds ETF

July 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 88.8%	Shares	Value
Vanguard Total International Stock ETF (a)	1,002,120	$62,011,186
Vanguard Total Stock Market ETF (a)	352,181	95,993,975
TOTAL EXCHANGE TRADED FUNDS (Cost $147,694,902)		158,005,161

SHORT-TERM INVESTMENTS - 7.0%
Money Market Funds - 7.0%
First American Government Obligations Fund - Class X, 5.23% (b)	12,544,521	12,544,521
TOTAL SHORT-TERM INVESTMENTS (Cost $12,544,521)		12,544,521

TOTAL INVESTMENTS - 95.8% (Cost $160,239,423)		$170,549,682
Other Assets in Excess of Liabilities - 4.2%		7,552,570
TOTAL NET ASSETS - 100.0%		$178,102,252

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Futures Contracts	Return Stacked Global Stocks & Bonds ETF

July 31, 2024 (Unaudited)

The Return Stacked Global Stocks & Bonds ETF had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
S&P 500 Index	60	09/20/2024	$16,674,000	$152,138
U.S. Treasury 10 Year Notes	392	09/19/2024	43,830,500	843,145
U.S. Treasury 2 Year Notes	212	09/30/2024	43,537,844	286,833
U.S. Treasury 5 Year Note	405	09/30/2024	43,695,703	641,286
U.S. Treasury Long Bonds	360	09/19/2024	43,481,250	981,178
Total Unrealized Appreciation (Depreciation)				$2,904,580

The accompanying notes are an integral part of these financial statements.

Consolidated Schedule of Investments	Return Stacked U.S. Stocks & Futures Yield ETF

July 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 75.5%	Shares	Value
iShares Core S&P 500 ETF (a)	202,785	$112,204,996
TOTAL EXCHANGE TRADED FUNDS (Cost $107,857,325)		112,204,996

SHORT-TERM INVESTMENTS - 10.6%
Money Market Funds - 10.6%
First American Government Obligations Fund - Class X, 5.23% (b)	15,710,416	15,710,416
TOTAL SHORT-TERM INVESTMENTS (Cost $15,710,416)		15,710,416

TOTAL INVESTMENTS - 86.1% (Cost $123,567,741)		$127,915,412
Other Assets in Excess of Liabilities - 13.9%		20,718,230
TOTAL NET ASSETS - 100.0%		$148,633,642

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks & Futures Yield ETF

July 31, 2024 (Unaudited)

The Return Stacked U.S. Stocks & Futures Yield ETF & CFC had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	553	09/16/2024	$36,238,090	$(471,041)
Brent Crude Oil(a)	133	08/30/2024	10,751,720	176,507
British Pound/US Dollar Cross Currency Rate	168	09/16/2024	13,504,050	(124,935)
Crude Oil(a)	154	08/20/2024	11,998,140	(398,867)
Long Gilt (GBP)	595	09/26/2024	75,828,987	1,500,799
Low Sulphur Gas Oil(a)	93	09/12/2024	6,909,900	19,282
NY Harbor ULSD(a)	46	08/30/2024	4,710,796	(10,115)
S&P 500 Index	78	09/20/2024	21,676,200	116,097
S&P/Toronto Stock Exchange 60 Index (CAD)	3	09/19/2024	601,672	4,666
				$812,393

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/US Dollar Cross Currency Rate	(1,523)	09/17/2024	$110,554,570	$571,003
Copper(a)	(156)	09/26/2024	16,288,350	205,368
Euro STOXX 50 Quanto Index (EUR)	(22)	09/20/2024	1,166,026	(3,149)
Euro/US Dollar Cross Currency Rate	(429)	09/16/2024	58,183,125	(192,149)
Euro-Bund (EUR)	(286)	09/06/2024	41,386,796	(681,184)
FTSE 100 Index (GBP)	(257)	09/20/2024	27,588,531	(513,969)
German Stock Index (EUR)	(37)	09/20/2024	18,623,516	(102,735)
Gold(a)	(23)	12/27/2024	5,687,900	(40,273)
Japanese Yen/US Dollar Cross Currency Rate	(333)	09/16/2024	27,855,450	(1,491,588)
Nasdaq 100 Index	(33)	09/20/2024	12,873,465	(83,477)
Natural Gas(a)	(159)	08/28/2024	3,237,240	289,674
Nikkei 225 Index	(70)	09/12/2024	13,545,000	(15,342)
Reformulated Gasoline Blendstock(a)	(58)	08/30/2024	5,949,930	(128,251)
Silver(a)	(41)	09/26/2024	5,932,290	(99,674)
U.S. Treasury 10 Year Notes	(101)	09/19/2024	11,293,063	(108,828)
U.S. Treasury 5 Year Note	(184)	09/30/2024	19,851,875	(156,176)
U.S. Treasury Long Bonds	(24)	09/19/2024	2,898,750	(30,569)
				$(2,581,319)
Total Unrealized Appreciation (Depreciation)				$(1,768,926)

(a)	All or a portion of the investment is a holding of Return Stacked Cayman Subsidiary.

CAD – Canadian Dollar

EUR – EURO

GBP – Great British Pound

Consolidated Schedule of Investments	Return Stacked U.S. Stocks & Managed Futures ETF

July 31, 2024 (Unaudited)

The accompanying notes are an integral part of these financial statements.

EXCHANGE TRADED FUNDS - 74.3%	Shares	Value
iShares Core S&P 500 ETF (a)	263,239	$145,655,403
TOTAL EXCHANGE TRADED FUNDS (Cost $132,668,784)		145,655,403

SHORT-TERM INVESTMENTS - 15.0%
Money Market Funds - 15.0%
First American Government Obligations Fund - Class X, 5.23% (b)	29,324,307	29,324,307
TOTAL SHORT-TERM INVESTMENTS (Cost $29,324,307)		29,324,307

TOTAL INVESTMENTS - 89.3% (Cost $161,993,091)		$174,979,710
Other Assets in Excess of Liabilities - 10.7%		20,881,317
TOTAL NET ASSETS - 100.0%		$195,861,027

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks & Managed Futures ETF

July 31, 2024 (Unaudited)

The Return Stacked U.S. Stocks & Futures Yield ETF & CFC had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	147	09/16/2024	$9,632,910	$(195,757)
British Pound/US Dollar Cross Currency Rate	293	09/16/2024	23,551,706	(107,303)
Crude Oil(a)	41	08/20/2024	3,194,310	25,686
Euro STOXX 50 Quanto Index (EUR)	127	09/20/2024	6,731,153	(86,587)
FTSE 100 Index (GBP)	210	09/20/2024	22,543,158	175,113
German Stock Index (EUR)	14	09/20/2024	7,046,736	(15,440)
Gold(a)	71	12/27/2024	17,558,300	122,843
Long Gilt (GBP)	49	09/26/2024	6,244,740	38,273
Nasdaq 100 Index	30	09/20/2024	11,703,150	(667,720)
Nikkei 225 Index	19	09/12/2024	3,676,500	(198,379)
S&P 500 Index	342	09/20/2024	95,041,800	(42,630)
S&P/Toronto Stock Exchange 60 Index (CAD)	50	09/19/2024	10,027,869	150,602
Silver(a)	10	09/26/2024	1,446,900	(114,186)
U.S. Treasury 5 Year Note	1,774	09/30/2024	191,397,969	670,168
				$(245,317)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/US Dollar Cross Currency Rate	(126)	09/17/2024	$9,146,340	$(24,385)
Copper(a)	(5)	09/26/2024	522,063	(2,100)
Euro/US Dollar Cross Currency Rate	(254)	09/16/2024	34,448,750	16,180
Euro-Bund (EUR)	(6)	09/06/2024	868,254	(9,644)
Japanese Yen/US Dollar Cross Currency Rate	(303)	09/16/2024	25,345,950	(1,401,708)
Low Sulphur Gas Oil(a)	(79)	09/12/2024	5,869,700	(2,961)
Natural Gas(a)	(197)	08/28/2024	4,010,920	291,551
NY Harbor ULSD(a)	(12)	08/30/2024	1,228,903	2
Reformulated Gasoline Blendstock(a)	(2)	08/30/2024	205,170	(3,084)
U.S. Treasury 10 Year Notes	(963)	09/19/2024	107,675,438	(630,638)
U.S. Treasury 2 Year Notes	(321)	09/30/2024	65,922,867	875
U.S. Treasury Long Bonds	(56)	09/19/2024	6,763,750	11,372
				$(1,754,540)
Total Unrealized Appreciation (Depreciation)				$(1,999,857)

(a)	All or a portion of the investment is a holding of Return Stacked Cayman Subsidiary.

CAD – Canadian Dollar

EUR – EURO

GBP – Great British Pound

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Return Stacked ETFs

July 31, 2024 (Unaudited)

	Return Stacked Bonds & Managed Futures ETF (Consolidated)	Return Stacked Global Stocks & Bonds ETF	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
ASSETS:
Investments, at value	$82,343,092	$170,549,682	$127,915,412	$174,979,710
Deposit at broker for Future Contracts	9,078,222	3,480,461	20,549,912	19,584,000
Receivable for fund shares sold	1,330,445	1,151,685	1,012,430	11,909,400
Receivable for investments sold	1,107,333	—	414,052	80,495
Unrealized appreciation on futures contracts	973,956	2,904,580	2,883,396	1,502,665
Interest receivable	153,211	67,187	95,310	142,939
Cash	151,232	—	—	—
Prepaid expenses and other assets	—	—	531,815	5,955
Total assets	95,137,491	178,153,595	153,402,327	208,205,164

LIABILITIES:
Payable for investments purchased	2,339,675	—	—	8,695,581
Payable to adviser	72,493	49,954	116,363	146,034
Unrealized depreciation on futures contracts	1,738,239	—	4,652,322	3,502,522
Interest payable	—	1,389	—	—
Total liabilities	4,150,407	51,343	4,768,685	12,344,137
NET ASSETS	$90,987,084	$178,102,252	$148,633,642	$195,861,027

NET ASSETS CONSISTS OF:
Paid-in capital	$88,159,093	$165,092,049	$146,935,492	$180,185,430
Total distributable earnings	2,827,991	13,010,203	1,698,150	15,675,597
Total net assets	$90,987,084	$178,102,252	$148,633,642	$195,861,027

Net assets	$90,987,084	$178,102,252	$148,633,642	$195,861,027
Shares issued and outstanding(a)	5,075,000	7,600,000	7,275,000	8,225,000
Net asset value per share	$17.93	$23.43	$20.43	$23.81

COST:
Investments, at cost	$80,773,329	$160,239,423	$123,567,741	$161,993,091

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Return Stacked ETFs

For the Period Ended July 31, 2024 (Unaudited)

	Return Stacked Bonds & Managed Futures ETF (Consolidated)	Return Stacked Global Stocks & Bonds ETF	Return Stacked U.S. Stocks & Futures Yield ETF(a)(Consolidated)	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$545,567	$844,274	$262,637	$522,234
Interest income	666,915	172,515	184,471	517,132
Other income	46	136	975	28,679
Total investment income	1,212,528	1,016,925	448,083	1,068,018

EXPENSES:
Investment advisory fee	303,295	246,224	211,071	573,488
Interest expense	—	1,399	—	454
Other expenses and fees	18	17	—	—
Total expenses	303,313	247,640	211,071	573,942
Expense reimbursement by Adviser	—	(73,868)	—	—
Net expenses	303,313	173,772	211,071	573,942
NET INVESTMENT INCOME	909,215	843,153	237,012	494,103

REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	(88,168)	3,140	(13,846)	(581,753)
Futures contracts	2,800,764	(1,053,015)	(1,140,314)	4,647,422
Foreign currency translation	(2,358)	—	2,938	(12,109)
Net realized gain/(loss)	2,710,238	(1,049,875)	(1,151,222)	4,053,560
Net change in unrealized
appreciation/(depreciation) on:
Investments	526,124	9,225,749	4,347,671	10,648,164
Future contracts	(1,621,024)	2,351,476	(1,768,926)	(3,126,668)
Foreign currency translation	7,675	—	33,615	55,062
Net change in unrealized
appreciation/(depreciation)	(1,087,225)	11,577,225	2,612,360	7,576,558
Net realized and unrealized gain	1,623,013	10,527,350	1,461,138	11,630,118
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,532,228	$11,370,503	$1,698,150	$12,121,221

(a)	Inception date of the Fund was May 28, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked Bonds & Managed Futures ETF (Consolidated)		Return Stacked Global Stocks & Bonds ETF
	Period ended July 31, 2024 (Unaudited)	Period ended January 31, 2024(a)	Period ended July 31, 2024 (Unaudited)	Period ended January 31, 2024(b)
OPERATIONS:
Net investment income	$909,215	$601,536	$843,153	$221,930
Net realized gain/(loss)	2,710,238	(4,831,129)	(1,049,875)	143
Net change in unrealized appreciation/(depreciation)	(1,087,225)	1,901,657	11,577,225	1,637,614
Net increase/(decrease) in net assets from operations	2,532,228	(2,327,936)	11,370,503	1,859,687

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(1,066,381)	—	(219,987)
Total distributions to shareholders	—	(1,066,381)	—	(219,987)

CAPITAL TRANSACTIONS:
Subscriptions	39,849,965	57,144,810	101,884,100	63,193,315
Redemptions	—	(5,194,242)	—	—
ETF transaction fees (See Note #)	19,925	28,715	9,662	4,972
Net increase in net assets from capital transactions	38,869,890	51,979,283	101,893,762	63,198,287

NET INCREASE IN NET ASSETS	42,402,118	48,584,966	113,264,265	64,837,987

NET ASSETS:
Beginning of the period	48,584,966	—	64,837,987	—
End of the period	$90,987,084	$48,584,966	$178,102,252	$64,837,987

SHARES TRANSACTIONS:
Subscriptions	2,200,000	3,175,000	4,525,000	3,075,000
Redemptions	—	(300,000)	—	—
Total increase in shares outstanding	2,200,000	2,875,000	4,525,000	3,075,000

(a)	Inception date of the Fund was February 7, 2023.

(b)	Inception date of the Fund was December 4, 2023.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
	Period ended July 31, 2024(a) (Unaudited)	Period ended July 31, 2024 (Unaudited)	Period ended January 31, 2024(b)
OPERATIONS:
Net investment income	$237,012	$494,103	$125,627
Net realized gain/(loss)	(1,151,222)	4,053,560	(2,333,982)
Net change in unrealized appreciation	2,612,360	7,576,558	3,463,899
Net increase in net assets from operations	1,698,150	12,124,221	1,255,544

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	—	(338,962)
Total distributions to shareholders	—	—	(338,962)

CAPITAL TRANSACTIONS:
Subscriptions	146,863,560	126,867,963	57,054,943
Redemptions	—	(1,193,740)	—
ETF transaction fees (See Note #)	71,932	64,031	27,027
Net increase in net assets from capital transactions	146,935,492	125,738,254	57,081,970

NET INCREASE IN NET ASSETS	148,633,642	137,862,475	57,998,552

NET ASSETS:
Beginning of the period	—	57,998,552	—
End of the period	$148,633,642	$195,861,027	$57,998,552

SHARES TRANSACTIONS
Subscriptions	7,275,000	5,375,000	2,900,000
Redemptions	—	(50,000)	—
Total increase in shares outstanding	7,275,000	5,325,000	2,900,000

(a)	Inception date of the Fund was May 28, 2024.

(b)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights	Return Stacked Bonds & Managed Futures ETF

	Period ended July 31, 2024 (Unaudited)	Period ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$16.90	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.25	0.44
Net realized and unrealized gain (loss) on investments(d)	0.77	(3.15)
Total from investment operations	1.02	(2.71)

LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.41)
Total distributions	—	(0.41)

ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$17.93	$16.90

TOTAL RETURN(e)	6.10%	(13.53)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,987	$48,585
Ratio of expenses to average net assets(f)(g)	0.95%	0.99%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)(g)	(0.01)%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)(g)	0.95%	0.99%
Ratio of net investment income to average net assets(f)(g)	2.85%	2.54%
Portfolio turnover rate(e)(h)	41%	259%

(a)	Inception date of the Fund was February 7, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights	Return Stacked Global Stocks & Bonds ETF

	Period ended July 31, 2024 (Unaudited)		Period ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.09		$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.19		0.11
Net realized and unrealized gain on investments(d)	2.15		1.11
Total from investment operations	2.34		1.22

LESS DISTRIBUTIONS FROM:
From net investment income	—		(0.13)
Total distributions	—		(0.13)

ETF transaction fees per share	0.00	(e)	0.00 (e)
Net asset value, end of period	$23.43		$21.09

TOTAL RETURN(f)	11.12%		6.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$178,102		$64,838
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)(h)	0.50%		0.50%
After expense reimbursement/recoupment(g)(h)	0.35%		0.35%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)(h)	0.00	%(i)	—%
Ratio of net investment income to average net assets(g)(h)	1.71%		3.41%
Portfolio turnover rate(f)(j)	3%		0%

(a)	Inception date of the Fund was December 4, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(i)	Amount represents less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights	Return Stacked U.S. Stocks & Futures Yield ETF

Period ended July 31, 2024(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.04
Net realized and unrealized gain on investments(d)	0.38
Total from investment operations	0.42

LESS DISTRIBUTIONS FROM:
Total distributions	—

ETF transaction fees per share	0.01
Net asset value, end of period	$20.43

TOTAL RETURN(e)	2.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$148,634
Ratio of expenses to average net assets(f)(g)	0.95%
Ratio of net investment income to average net assets(f)(g)	1.07%
Portfolio turnover rate(e)(h)	14%

(a)	Inception date of the Fund was May 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights	Return Stacked U.S. Stocks & Managed Futures ETF

	Period ended July 31, 2024 (Unaudited)		Period ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00		$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.10		0.11
Net realized and unrealized gain on investments(d)	3.70		0.06
Total from investment operations	3.80		0.17

LESS DISTRIBUTIONS FROM:
From net investment income	—		(0.12)
From net realized gains	—		(0.07)
Total distributions	—		(0.19)

ETF transaction fees per share	0.01		0.02
Net asset value, end of period	$23.81		$20.00

TOTAL RETURN(e)	19.00%		0.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$195,861		$57,999
Ratio of expenses to average net assets(f)(g)	0.95%		0.96%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)(g)	0.00	%(h)	—%
Ratio of net investment income to average net assets(f)(g)	0.82%		1.32%
Portfolio turnover rate(e)(i)	54%		19%

(a)	Inception date of the Fund was September 5, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Consolidated Financial Statements	Return Stacked ETF

NOTE 1 – ORGANIZATION

The Return Stacked Bonds & Managed Futures ETF (the “RSBT ETF”), the Return Stacked Global Stocks and Bonds ETF (the “RSSB ETF”), the Return Stacked U.S. Stocks & Futures Yield ETF (the “RSSY Fund”), and the Return Stacked U.S. Stocks & Managed Futures ETF (the “RSST ETF”) (each a “Fund”, and collectively, the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Newfound Research LLC (the “Sub-Adviser”) serves as sub-adviser to the Funds. ReSolve Asset Management SEZC (Cayman) (“ReSolve or “Futures Trading Advisor”) serves as futures trading advisor to RSBT ETF, RSSY ETF and RSST ETF and their respective Subsidiaries. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The RSBT ETF commenced operations on February 7, 2023, the RSSB ETF commenced operations on December 4, 2023, the RSSY Fund commenced operations on May 28, 2024, and the RSST ETF commenced operations on September 5, 2023.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Consolidated Financial Statements	Return Stacked ETFs

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2024:

RSBT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$45,233,705	$—	$—	$45,233,705
Money Market Funds	37,109,387	—	—	37,109,387
Total Investments	$82,343,092	$—	$—	$82,343,092

Other Financial Instruments:(a)
Futures Contracts	$973,956	$—	$—	$973,956
Total Other Financial Instruments	$973,956	$—	$—	$973,956

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(1,738,239)	$—	$—	$(1,738,239)
Total Other Financial Instruments	$(1,738,239)	$—	$—	$(1,738,239)

RSSB ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$158,005,161	$—	$—	$158,005,161
Money Market Funds	12,544,521	—	—	12,544,521
Total Investments	$170,549,682	$—	$—	$170,549,682

Other Financial Instruments:(a)
Futures Contracts	$2,904,580	$—	$—	$2,904,580
Total Other Financial Instruments	$2,904,580	$—	$—	$2,904,580

Notes to the Consolidated Financial Statements	Return Stacked ETFs

RSSY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$112,204,996	$—	$—	$112,204,996
Money Market Funds	15,710,416	—	—	15,710,416
Total Investments	$127,915,412	$—	$—	$127,915,412

Other Financial Instruments:(a)
Futures Contracts	$2,883,396	$—	$—	$2,883,396
Total Other Financial Instruments	$2,883,396	$—	$—	$2,883,396

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(4,652,322)	$—	$—	$(4,652,322)
Total Other Financial Instruments	$(4,652,322)	$—	$—	$(4,652,322)

RSST ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$145,655,403	$—	$—	$145,655,403
Money Market Funds	29,324,307	—	—	29,324,307
Total Investments	$174,979,710	$—	$—	$174,979,710

Other Financial Instruments:(a)
Futures Contracts	$1,502,665	$—	$—	$1,502,665
Total Other Financial Instruments	$1,502,665	$—	$—	$1,502,665

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(3,502,522)	$—	$—	$(3,502,522)
Total Other Financial Instruments	$(3,502,522)	$—	$—	$(3,502,522)

(a)	Other Financial Instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.

B.	Derivative Investments. The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. Each Fund’s average notional value of futures contracts outstanding during the period ended July 31, 2024, was $(16,525,547) for the RSBT ETF, $112,999,583 for RSSB ETF, $(208,920,213) for RSSY ETF and $(70,674,907) for RSST ETF. The following tables show the effects of derivative instruments on the financial statements.

Notes to the Consolidated Financial Statements	Return Stacked ETFs

Statements of Assets and Liabilities

Fair value of derivative instruments as of July 31, 2024:

	Asset Derivatives		Liability Derivatives

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

RSBT ETF
Open Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$223,361	on futures contracts (see	$(65,841)
Equities Risk	Consolidated Statements	$163,951	Consolidated Statements	$(532,464)
Foreign Exchange Currencies Risk	of Assets and	$8,666	of Assets and	$(891,295)
Interest Rate Risk	Liabilities)	$577,978	Liabilities)	$(248,639)
Total		$973,956		$(1,738,239)
RSSB ETF	Unrealized appreciation		Unrealized depreciation
Open Futures Contracts	on futures contracts (see		on futures contracts (see
Equities Risk	Consolidated Statements	$152,138	Consolidated Statements	—
Interest Rate Risk	of Assets and Liabilities)	$2,752,442	of Assets and Liabilities)	—
Total		$2,904,580		—
RSST ETF
Open Futures Contracts			Unrealized depreciation
Commodities Risk	Unrealized appreciation	$440,082	on futures contracts (see	$(122,331)
Equities Risk	on futures contracts (see	$325,715	Consolidated Statements	$(1,010,757)
Foreign Exchange Currencies Risk	Consolidated Statements	$16,180	of Assets and	$(1,729,152)
Interest Rate Risk	of Assets and Liabilities)	$720,688	Liabilities)	$(640,282)
Total		$1,502,665		$(3,502,522)
RSSY ETF
Open Futures Contracts
Commodities Risk	Unrealized appreciation	$690,831	Unrealized depreciation	$(677,179)
Equities Risk	on futures contracts (see	$120,763	on futures contracts (see	$(718,672)
Foreign Exchange Currencies Risk	Consolidated Statements	$571,003	Consolidated Statements	$(2,279,714)
Interest Rate Risk	of Assets and Liabilities)	$1,500,799	of Assets and Liabilities)	$(976,757)
Total		$2,883,396		$(4,652,322)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2024:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
RSBT ETF	Net Realized and
Open Futures Contracts	Unrealized Gain (Loss)
Commodities Risk		$201,026	$102,898
Equities Risk		$3,467,645	$(1,034,147)
Foreign Exchange Currencies Risk		$561,776	$(809,908)
Interest Rate Risk		$(1,429,683)	$120,133
Total		$2,800,764	(1,621,024)
RSSB ETF	Net Realized and
Open Futures Contracts	Unrealized Gain (Loss)
Equities Risk		$917,516	$(24,871)
Interest Rate Risk		$(1,970,530)	$2,376,347
Total		$(1,053,014)	$2,351,476

RSST ETF	Net Realized and
Open Futures Contracts	Unrealized Gain (Loss)
Commodities Risk		$(416,195)	$290,423
Equities Risk		$6,432,340	$(1,732,221)
Foreign Exchange Currencies Risk		$1,151,407	$(1,744,136)
Interest Rate Risk		$(2,509,891)	$59,266
Total		$4,657,661	$(3,126,688)
RSSY ETF	Net Realized and
Open Futures Contracts	Unrealized Gain (Loss)
Commodities Risk		$(1,393,318)	$13,651
Equities Risk		$367,113	$(597,908)
Foreign Exchange Currencies Risk		$367,454	$(1,708,711)
Interest Rate Risk		$(481,563)	$524,042
Total		$(1,140,314)	$(1,768,926)

Notes to the Consolidated Financial Statements	Return Stacked ETFs

C.	Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E.	Futures Contracts. The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Funds agree to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended July 31, 2024. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. acting as the futures commission merchant.

Notes to the Consolidated Financial Statements	Return Stacked ETFs

F.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

G.	Offsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following tables represent derivative financial statements that are subject to enforceable netting agreements, collateral arrangements, or other similar agreements as of July 31, 2024

RSBT ETF

	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Futures Contracts	$973,956	$973,956	$—	$—	$—	$—
Liabilities
Futures Contracts	$1,738,239	$1,738,239	$—	$—	$—	$764,283

RSSB ETF

	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Futures Contracts	$2,904,580	$2,904,580	$—	$—	$—	$2,904,580
Liabilities
Futures Contracts	$—	$—	$—	$—	$—	$—

Notes to the Consolidated Financial Statements	Return Stacked ETFs

RSSY ETF

	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Futures Contracts	$2,883,397	$2,883,397	$—	$—	$—	$—
Liabilities
Futures Contracts	$(4,652,323)	$(4,652,323)	$—	$—	$—	$1,768,926

RSST ETF

	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Futures Contracts	$1,502,666	$1,502,666	$—	$—	$—	$—
Liabilities
Futures Contracts	$3,502,523	$3,502,523	$—	$—	$—	$1,999,857

H.	Basis for Consolidation for the Fund. Return Stacked Cayman Subsidiary (“RSBT CFC”), Newfound RSST Cayman Subsidiary (“RSST CFC”), ReSolve Asset Management SEZC Subsidiary (“RSSY CFC”), respectively (collectively, the “Subsidiaries”). The Subsidiaries will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Funds, the Subsidiaries may invest without limitation in futures contracts; however, the Subsidiaries will comply with the same 1940 Act, requirements that are applicable to the Funds’ transactions in derivatives. In addition, the Subsidiaries will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Funds. Unlike the Funds, the Subsidiaries will not seek to qualify as a RIC under the Code. The Funds are the sole investor in the Subsidiaries and do not expect the shares of the Subsidiaries to be offered or sold to other investors.

Each fund’s investment in its subsidiary as of July 31, 2024 is as follows:

Fund	Subsidiary	Net Assets	% of Fund
RSBT	RSBT CFC	$2,346,203	2.6%
RSST	RSST CFC	$2,949,084	1.5%
RSSY	RSSY CFC	$6,371,392	4.3%

I.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

J.	Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities.

Notes to the Consolidated Financial Statements	Return Stacked ETFs

K.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

L.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

M.	Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

N.	Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

O.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Funds reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by the Funds exceeds 15% of the Fund’s net assets, the Funds will take such steps as set forth in the Program.

P.	Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022- 03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Cayman Subsidiary Risk (RSBT ETF, RSST ETF & RSSY ETF Only). By investing in the Subsidiaries, the Funds are indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiaries are subject to the same economic risks that apply to similar investments if held directly by the Funds. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to continue to operate as it does currently and could adversely affect the Funds. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, the Funds’ shareholders would likely suffer decreased investment returns.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or a Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Funds to make daily cash payments to maintain its required margin, particularly at times when the Funds may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Notes to the Consolidated Financial Statements	Return Stacked ETFs

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”). The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of The Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser provides oversight of The Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee	Management Fee After Waiver
RSBT ETF	0.95%	0.95%
RSSB ETF (a)	0.50%	0.35%
RSSY ETF	0.95%	0.95%
RSST ETF	0.95%	0.95%

(a)	The Adviser has contractually agreed to waive 0.35% of its Management Fee for the RSSB ETF until at least May 30, 2025 (the “Fee Waiver Agreement,”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees waived with respect to RSSB ETF are not subject to reimbursement to the Adviser by the Fund. Management Fees for the period ended July 31, 2024 are disclosed in the Statements of Operations.

Out of the Management Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the Management Fee payable to the Adviser (collectively, the “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser. Management fees for the year/period ended July 31, 2024 are disclosed in the Statements of Operations.

ReSolve serves as the futures trading advisor to RSBT ETF, RSSY ETF, RSST ETF and each Subsidiary, pursuant to a trading advisory agreement (the “Trading Advisory Agreement”) between the Adviser and the Futures Trading Advisor.

Pursuant to the Trading Advisory Agreement, the Futures Trading Advisor is responsible for the day-to-day management of the respective Funds’ commodities portfolio, including recommending commodities investments to be purchased and sold by the respective Funds, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the respective Funds’ average daily net assets.

The Futures Trading Advisor also serves as the futures trading advisor to each Subsidiary, a wholly-owned and controlled subsidiary of RSBT ETF, RSSY ETF, and RSST ETF, respectively, organized under the laws of the Cayman Islands as an exempted company, pursuant to trading advisory agreements with the between the Adviser and the Futures Trading Advisor (the “Subsidiary Trading Advisory Agreements”). Under the Subsidiary Trading Advisory Agreements, the Futures Trading Advisor is responsible for the day-to-day management of each Subsidiary’s commodities portfolio, including making recommendations about the commodities investments to be purchased and sold each Subsidiary, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is not paid an additional fee under the Subsidiary Trading Agreements.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Management Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Notes to the Consolidated Financial Statements	Return Stacked ETFs

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds. Directors, officers, and any member of any advisory board of the Funds are compensated through the unitary management fee paid by the Funds to the advisor and not directly by the Funds. The investment advisory fee paid is included in the Consolidated Financial Statements.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Funds assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
RSBT ETF	$33,474,561	$13,253,261
RSSB ETF	18,557,977	2,711,359
RSSY ETF	121,848,349	13,977,175
RSST ETF	141,374,241	49,980,762

For the period ended July 31, 2024, there were no purchases and sales of long-term U.S. government securities.

For the period ended July 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RSBT ETF	$—	$—
RSSB ETF	74,174,497	—
RSSY ETF	—	—
RSST ETF	—	—

Notes to the Consolidated Financial Statements	Return Stacked ETF

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended July 31, 2024, were as follows:

Distributions paid from:	RSBT ETF	RSSB ETF	RSSY ETF	RSST ETF
Ordinary income	$1,065,233	$219,987	$—	$209,669
Long-term capital gain	—	—	—	129,293
Return of capital	1,148	—	—	—
Total distributions paid	$1,066,381	$219,987	$—	$338,962

As of January 31, 2024, the components of distributable earnings on a tax basis were as follows:

Distributions paid from:	RSBT ETF	RSSB ETF	RSSY ETF	RSST ETF
Investments, at cost (1)	$42,385,234	$61,401,435	$—	$47,856,167
Gross tax unrealized appreciation	1,103,698	1,163,640	—	2,381,880
Gross tax unrealized depreciation	(341,076)	(79,132)	—	(107,661)
Net tax unrealized appreciation
(depreciation)	762,622	1,084,508	—	2,274,219
Undistributed ordinary income (loss)	—	223,243	—	—
Undistributed long-term capital gain (loss)	—	331,949	—	242,923
Total distributable earnings	—	555,192	—	242,923
Other accumulated gain (loss)	(2,566,859)	—	—	(697,767)
Total distributable earnings
	$(1,804,237)	$1,639,700	$—	$1,819,375

(1)       The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, PFIC adjustments and Grantor Trust adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds’ next taxable year. As of the most recent fiscal period ended January 31, 2024, the Funds had not elected to defer any post-October or late year losses. As of the most recent fiscal period ended January 31, 2024, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long-Term
RSBT ETF	$435,884	$515,704
RSSB ETF	—	—
RSSY ETF	—	—
RSST ETF	—	—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)	Return Stacked ETFs

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statement.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY, SUB-ADVISORY AND FUTURES TRADING ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 15, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Return Stacked® U.S. Equity & Futures Yield ETF (the “Fund”);

•	an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement) between the Adviser and Newfound Research LLC (“Newfound” or the “Sub-Adviser”) with respect to the Fund;

•	a Futures Trading Advisory Agreement (the “Futures Trading Advisory Agreement”) between the Adviser and ReSolve Asset Management SEZC (Cayman) (“ReSolve” of the “Futures Trading Adviser”) with respect to the Fund;

•	an Investment Advisory Agreement between the RSSY Cayman Subsidiary and the Adviser with respect to the Fund;

•	a Futures Trading Advisory Agreement between the Adviser and ReSolve with respect to the RSSY Cayman Subsidiary; and

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Fund and RSSY Cayman Subsidiary) ; (ii) the costs of the services to be provided and the profits to be realized by the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Fund and RSSY Cayman Subsidiary) from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and Futures Trading Adviser (with respect to the Fund and RSSY Cayman Subsidiary) and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 15, 2024. Among other things, the Adviser, Sub-Adviser and Futures Trading Adviser provided responses to a detailed series of questions, which included information about the Adviser’s, Sub-Adviser’s and Future Trading Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, Sub-Advisory Agreement and Futures Trading Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Fund and RSSY Cayman Subsidiary), the Board reviewed the Adviser’s, Sub-Adviser’s and Futures Trading Adviser’s (with respect to the Fund and RSSY Cayman Subsidiary) compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Fund and RSSY Cayman Subsidiary) working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser. Sub-Adviser and Futures Trading Adviser (with respect to the Fund and RSSY Cayman Subsidiary), such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser, Sub-Adviser and Futures Trading Adviser (with respect to the Fund and RSSY Cayman Subsidiary) based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund. The Board did note that the Adviser did not receive any additional compensation for serving as investment adviser to the RSSY Cayman Subsidiary.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser and the Futures Trading Adviser (with respect to the Fund and RSSY Cayman Subsidiary) for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser, the Sub-Adviser and Futures Trading Adviser given the work performed by each firm. The Board also noted that, with respect to the Fund, the Futures Trading Adviser is not receiving any additional compensation for serving as futures trading adviser to the RSSY Cayman Subsidiary. The Board also considered that Newfound Research LLC and ReSolve Asset Management SEZC were acting as sponsors for the Return Stacked® U.S. Equity & Futures Yield ETF and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee and futures trading advisory fee paid to the Sub-Adviser and Futures Trading Adviser (with respect to the Fund and RSSY Cayman Subsidiary) is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser, the Sub-Adviser and the futures trading adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser and Futures Trading Adviser from respective relationships with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement and Futures Trading Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement, Sub-Advisory Agreement and Futures Trading Agreement are fair and reasonable; (b) concluded that each of the Adviser’s, Sub-Adviser’s and Futures Trading Adviser’s fees are reasonable in light of the services that the Adviser, Sub-Adviser and Futures Trading Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2024

* Print the name and title of each signing officer under his or her signature.